Shareholder Report, Line Graph (Details) - USD ($)				4 Months Ended	10 Months Ended	16 Months Ended	22 Months Ended
	Oct. 31, 2025	Oct. 24, 2025	Jan. 10, 2024	Apr. 30, 2024	Oct. 31, 2024	Apr. 30, 2025	Oct. 31, 2025
IDX Alternative FIAT ETF
Account Value [Line Items]
Accumulated Value	$ 9,778	$ 10,000
IDX DYNAMIC FIXED INCOME ETF
Account Value [Line Items]
Accumulated Value			$ 10,000	$ 9,825	$ 9,765	$ 9,755	$ 10,153
S&P 500® Index
Account Value [Line Items]
Accumulated Value	10,072	10,000
LBMA Gold Price Index
Account Value [Line Items]
Accumulated Value	$ 9,681	$ 10,000
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Accumulated Value			$ 10,000	$ 9,750	$ 10,270	$ 10,590	$ 10,915